INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Less: Accumulated amortization	¥ (105,662)		¥ (76,688)
Intangible assets, net	157,171	$ 23,989	222,123
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	173,658		209,636
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost	86,900		86,900
Software [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 2,275		¥ 2,275